DEBT (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of debt instruments

	Balance at December 31, 2018	Impact of IFRS 16 adoption	Balance at January 1, 2019	Proceeds from borrowings	Repayments of borrowings	Interest accrued and other	Translation differences	Balance at December 31, 2019
	(€ thousand)
Bonds and notes	1,198,109	—	1,198,109	298,316	(315,395)	4,440	—	1,185,470
Asset-backed financing (Securitizations)	682,581	—	682,581	282,113	(189,940)	(82)	13,597	788,269
Lease liabilities	673	63,535	64,208	14,788	(18,684)	—	184	60,496
Borrowings from banks	35,984	—	35,984	—	(3,516)	(71)	549	32,946
Other debt	9,820	—	9,820	33,801	(21,479)	—	414	22,556
Total debt	1,927,167	63,535	1,990,702	629,018	(549,014)	4,287	14,744	2,089,737

Disclosure of debt maturity
The breakdown of debt by nature and by maturity is as follows:

	At December 31,
	2019					2018
	Due within one year		Due between one and five years	Due beyond five years	Total	Due within one year	Due between one and five years	Due beyond five years	Total
	(€ thousand)
Bonds and notes	7,260		879,834	298,376	1,185,470	7,616	1,190,493	—	1,198,109
Asset-backed financing (Securitizations)	338,366		449,903	—	788,269	300,051	382,530	—	682,581
Lease liabilities	20,195	—	25,894	14,407	60,496	673	—	—	673
Borrowings from banks	32,946		—	—	32,946	34,249	1,735	—	35,984
Other debt	22,556		—	—	22,556	9,820	—	—	9,820
Total debt	421,323		1,355,631	312,783	2,089,737	352,409	1,574,758	—	1,927,167